Organization and Principal Activities - Additional Information (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended	12 Months Ended
	Jan. 01, 2020 shares	Jun. 09, 2017	Apr. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Organization and Reorganization
Place of incorporation				Cayman Islands	Cayman Islands
Statutory reserves				¥ 529		¥ 0		$ 77,000
Net (loss)/income				86,504		(127,250)	¥ (82,184)
Cash flows operating activities				136,267	$ 19,759,000	(40,426)	39,996
Accumulated deficit				2,280,500		2,366,531		330,648,000
Share Price | $ / shares			$ 8.14
Stock issued, during the period | shares			3,685,504
Cash and cash equivalents				568,192		533,293		82,400,000
Working capital				352,000				$ 51,000,000.0
Proceeds from issuance initial public offering | $			$ 30.0
Warrant
Organization and Reorganization
Stock issued, during the period | shares			2,764,128
IPO | common Class A
Organization and Reorganization
Stock issued, during the period | shares	82,000,000
Variable Interest Entity Primary Beneficiary
Organization and Reorganization
Obligations to settle of variable interest entity				51,000		51,000
Cash flows operating activities				147,067		(17,723)	17,425
Cash and cash equivalents				302,103		191,549
Technical development fee				82,100		9,600	26,900
Proceeds from repayments of debt				(31,800)		(22,200)	148,800
Proceeds from bank debt				¥ 2,200		¥ 29,500	¥ 39,000
Guangzhou Tiya
Organization and Reorganization
Service fee percentage of after tax profit		90.00%		90.00%	90.00%